19. Share-Based Payments - Additional Information (Details) $ in Thousands			12 Months Ended
	Apr. 20, 2018 USD ($) Y tranche $ / shares shares	Apr. 20, 2018 EUR (€) Y tranche shares	Dec. 31, 2020 EquityInstruments USD ($) $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments Y shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2019 EUR (€) EquityInstruments Y shares	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years	3 years
Number of options issued | €		240,000
Number of tranches | tranche	3	3
Trading days	15 days	15 days
Share price at grant date			$ 3.18		$ 1.44
Grant date fair value	$ 164	€ 133,000
Expected life | Y	2	2		5.9		5.9
Options exercisable | $			0
Share-based expense | €				€ 3,381,000		€ 2,469,000	€ 2,035,000
Number of options issued | shares	240,000	240,000
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 6.15
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	8.20
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	$ 10.25
Research and Development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				1,524,000		904,000	852,000
General and Administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based expense | €				€ 1,857,000		€ 1,565,000	€ 1,183,000
ESOP 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)				3 years
Awards granted | EquityInstruments				2,607,809		1,736,803
Awards cancelled or forfeited | EquityInstruments				247,684		357,879
Awards outstanding | EquityInstruments			8,043,341		7,307,567
Awards exercised | shares				1,624,351		19,795
Average exercise price of awards exercised			$ 2.19		$ 1.54
Awards vested | EquityInstruments				4,712,122		4,773,840
Annual forfeiture rate				4.00%		4.00%
Weighted average remaining contractual life				7 years 4 months 24 days		8 years 10 months 24 days
Exercise period				10 years
ESOP 2014 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			1.30		1.30
ESOP 2014 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 13.47		$ 13.47